FAITHSHARES TRUST
FaithShares Baptist Values Fund
FaithShares Catholic Values Fund
FaithShares Christian Values Fund
FaithShares Lutheran Values Fund
FaithShares Methodist Values Fund
Supplement dated June 30, 2010
to the Prospectus and Statement of Additional Information dated December 7, 2009
(as revised January 7, 2010)
This supplement provides new and additional information beyond that contained in the prospectus and statement of additional information (“SAI”) and should be read in conjunction with the prospectus and SAI.
On June 1, 2010, RiskMetrics Group, Inc. (“RiskMetrics”), which had previously acquired KLD Research and Analytics, Inc. (“KLD”), was acquired by MSCI, Inc. (the “Acquisition”). KLD, in cooperation with FTSE International Limited, developed and maintains the FaithShares Baptist Values Index, the FaithShares Catholic Values Index, the FaithShares Christian Values Index, the FaithShares Lutheran Values Index and the FaithShares Methodist Values Index (the “FaithShares Indexes”). In connection with the Acquisition, the FTSE U.S. Index was replaced with the MSCI USA Index for the purposes of determining the eligible universe for securities to be included in, and the industry weightings for, the FaithShares Indexes. Accordingly, all references to the FTSE U.S. Index in the Prospectus and SAI are replaced with the MSCI USA Index. Apart from the foregoing, there was no change to the index methodology employed by KLD in selecting securities for the FaithShares Indexes.
On page 2 of the SAI, the following replaces the fourth paragraph and the chart under “Additional Index Information:”
The following table shows the industry diversification and weighting for the MSCI USA Index as of June 18, 2010. The table indicates the number of companies included in each Fund’s Index by industry as of June 18, 2010.

Consumer Discretionary	11
Consumer Staples	11
Energy	11
Financials	16
Health Care	12
Industrials	11
Information Technology	19
Materials	3
Telecommunication Services	3
Utilities	3
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
FSF-SK-001-0100